Label	Element	Value
Optimum International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Optimum International Fund (the "Fund")
Supplement [Text Block]	oft_SupplementTextBlock
OPTIMUM FUND TRUST

Optimum International Fund
(the "Fund")

Supplement to the Fund's Prospectus
dated July 29, 2013

The Board of Trustees of the Fund has approved the appointment of EARNEST Partners LLC (“EARNEST”) as a sub-adviser to the Fund. EARNEST will replace Mondrian Investment Partners Limited (“Mondrian”) as a sub-adviser, and it is currently anticipated that EARNEST will begin serving as a sub-adviser on the sleeve of the Fund currently managed by Mondrian on or about October 9, 2013.

In connection with EARNEST's appointment as a sub-adviser, the following replaces the information in the sections of the Fund's prospectus entitled "Fund summary: Optimum International Fund - What are the Fund's principal investment strategies?" and "Fund summary: Optimum International Fund – Who manages the Fund – Sub-advisers”:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, but, in any event, will invest at least 65% of its net assets in non-U.S. securities. The Fund considers non-U.S. securities to include those securities issued by companies: (i) whose principal securities trading markets are outside the U.S.; (ii) that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; (iii) that have 50% or more of their assets outside the U.S.; (iv) that are linked to non-U.S. dollar currencies; or (v) that are organized under the laws of, or with principal offices in, a country other than the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected EARNEST Partners LLC (EARNEST) and BlackRock Advisors, LLC (BlackRock) to serve as the Fund's sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser's share of the Fund's assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on the sub-adviser's own investment style and strategy.

In managing its portion of the Fund's assets, EARNEST normally employs a fundamental, bottom-up investment process. The first step in EARNEST's investment process is to screen the relevant universe to identify stocks that it believes are likely to outperform based on their financial characteristics and the current environment. Using an approach called Return Pattern Recognition, EARNEST seeks to identify the financial and market characteristics that have been in place when an individual company has produced outstanding performance. These characteristics include valuation measures, market trends, operating trends, growth measures, and profitability measures. EARNEST screens companies and selects for an in-depth fundamental review those exhibiting the set of characteristics that it believes indicate outperformance. The screening process allows EARNEST to review the relative universe of companies and focus on those it considers the best prospects.

In managing its portion of the Fund's assets, BlackRock applies an active investment process that is highly disciplined, research-intensive, global in its frame of reference, and risk-informed. BlackRock's approach combines proprietary, multi-factor quantitative analysis with independent fundamental research to construct portfolios with desired characteristics. Quantitative multi-factored models are used to provide objective, quantitative descriptions of sub-industries and companies. Stock selection is based on bottom-up fundamental company and sub-industry research. Portfolio strategy and risk management are integral components of the portfolio construction process. The investment team believes that this integrated approach is critical to achieving its goal of consistently generating superior, risk-adjusted returns. Companies are purchased that BlackRock believes possess strong and/or improving industry and company fundamentals and/or favorable risk/reward outlooks.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, but, in any event, will invest at least 65% of its net assets in non-U.S. securities.
Supplement Closing [Text Block]	oft_SupplementClosingTextBlock
Who manages the Fund – Sub-advisers

EARNEST Partners LLC

Portfolio Managers	Title with EARNEST	Start date on the Fund
Paul E. Viera	Chief Executive Officer and Partner	October 2013

BlackRock Advisors, LLC

Portfolio Managers	Title with BlackRock	Start date on the Fund
Thomas P. Callan, CFA	Managing Director	December 2008
Ian Jamieson, CFA	Managing Director	March 2012
Nigel Hart, CFA	Managing Director	June 2012

In addition, the following replaces the information in the section of the Fund's prospectus entitled, "Who manages the Funds – Sub-advisers and portfolio managers – Optimum International Fund":

EARNEST Partners LLC (EARNEST) is located at 1180 Peachtree Street NE, Suite 2300 Atlanta, GA 30309.  EARNEST is an investment management firm.  The firm managed approximately $23 billion in assets as of March 31, 2013.  EARNEST has held its Fund responsibilities since October 2013.

Paul E. Viera is Chief Executive Officer and Partner of EARNEST and has primary responsibility for the day-to-day management of EARNEST's share of the Fund. Prior to founding EARNEST in 1998, he was a partner and senior member of the investment team at Invesco from 1991 to 1998.  Prior to Invesco, Mr. Viera was a Vice President with Bankers Trust between 1985 and 1991. Mr. Viera has held his Fund responsibilities since October 2013.

BlackRock Advisors, LLC (BlackRock) is an indirect wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is independent in ownership and governance, with no single majority stockholder and a majority of independent directors. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. BlackRock, Inc. and its global subsidiaries provide investment management and risk management services and have assets under management totaling approximately $936 billion as of March 31, 2013. BlackRock, Inc. is located at 55 East 52nd Street, New York, New York 10055. BlackRock has held its Fund responsibilities since December 2008.

BlackRock's share of the Fund is managed by Thomas P. Callan, CFA, Managing Director at BlackRock, Ian Jamieson, CFA, Managing Director at BlackRock, and Nigel Hart, CFA, Managing Director at BlackRock. Mr. Callan is head of BlackRock's Global Opportunities Team and a member of the Leadership Committee. He is architect of the team's investment process, leads the team's Investment Strategy Group, and provides portfolio and risk management oversight for all of the team's products. Prior to joining BlackRock's Global Opportunities Team in 1996, Mr. Callan was with the PNC Asset Management Group, which he joined in 1992. He started as a healthcare analyst for PNC's mutual fund group and later served as an international equity analyst. Mr. Callan began his investment career at PNC Bank as a personal trust portfolio manager in 1988.

Mr. Jamieson is a member of BlackRock's Global Opportunities equity team. He is lead portfolio manager for the consumer durables, retail, autos, and telecom industries, product manager for Global and International equity portfolios, and a member of the team's Investment Strategy Group. Mr. Jamieson moved to his current role in 2003. He was previously a member of BlackRock's large cap core equity and Operations teams. Before joining BlackRock in 1999, Mr. Jamieson was a client relationship manager with Morgan Stanley Institutional Investment Management from 1996 to 1999. He began his career as an investment broker at RAF Financial in 1995. Mr. Jamieson earned a BS degree in finance from Pennsylvania State University in 1995.

Nigel Hart, CFA, Managing Director and portfolio manager, is a member of BlackRock's Global Opportunities equity team. He is lead portfolio manager for the industrials, energy, materials and utilities sectors, product manager for Global and International equity portfolios, and a member of the team's Investment Strategy Group. Prior to joining BlackRock in 2012, Mr. Hart was a Managing Partner and portfolio manager at ReachCapital Management, which he founded in 2000, and was responsible for long and short equity investing, specializing in international equities. Before assuming this role, Mr. Hart worked as a Senior Portfolio Manager at Putnam where he ran a small and mid-cap equity fund. Prior to joining Putnam, he worked with Hill Samuel Asset Management (Lloyds Bank) as a Portfolio Manager where he assumed responsibility for International and European Equity funds. Mr. Hart began his career as an Investment Analyst covering real estate and insurance with Commercial Union Asset Management (Aviva) in 1989. Mr. Hart earned a BA with Honors in Economics from the University of East Anglia.

Mr. Callan has held his Fund responsibilities since December 2008. Mr. Jamieson has held his Fund responsibilities since March 2012, and Mr. Hart has held his Fund responsibilities since June 2012.

Investments in Optimum International Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this supplement for future reference.

This Supplement is dated September 25, 2013.